Share-based payments	9 Months Ended
Mar. 31, 2024
Share-based payments [Abstract]
Share-based payments
Note 17. Share-based payments

The Group has entered into a number of share-based compensation arrangements. Details of these arrangements, which are considered as options for accounting purposes, are described in Group’s Consolidated Financial Statements for the year ended 30 June 2023.
●	Employee Share Plan
●	2021 Executive Director Liquidity and Price Target Options
●	Employee Option Plan
●	Non-Executive Director Option Plan
●	$75 Exercise Price Options
●	2022 Long-Term Incentive Plan Restricted Stock Units
●	2023 Long-Term Incentive Plan Restricted Stock Units (see below for the grants made under this 2023 LTIP this period)

2023 Long-Term Incentive Plan Restricted Stock Units
On July 1, 2023, our Board approved a revised long term incentive plan under which participating employees have been granted RSUs in three tranches, the first two tranches being time-based vesting conditions and the third tranche being performance-based vesting conditions. RSUs issued under the revised long term incentive plan are subject to other terms and conditions contained in the plan.
Under the terms of the plan, the Board maintains sole discretion over the administration, eligibility and vesting criteria of instruments issued under the LTIP.
During the nine month period ended 31 March 2024, the following grants were made under the 2023 LTIP:

●
3,194,491 RSUs to certain employees and key management personnel (“KMP”) of the Group were issued RSUs of which:
- 33.3% of each individual’s RSU grant are subject to time-based vesting conditions and will vest after one years;
- 33.3% of each individual’s RSU grant are subject to time-based vesting conditions and will vest after two years;
- 33.4% of each individual’s RSU grant are subject to performance-based vesting conditions and will vest after three years based on total shareholder return measured against the Nasdaq Small Cap Index (NQUSS) (and continued service over the vesting period).

●	120,303 RSUs to certain Non-Executive Directors. These RSUs will vest after one year.

Reconciliation of outstanding share options
Set out below are summaries of options granted under all plans:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	31 Mar 2024	31 Mar 2024	30 Jun 2023	30 Jun 2023

Outstanding as at 1 July 2023	8,906,839	$41.93	9,010,547	$41.67
Granted during the period	-	$0.00	-	$0.00
Forfeited during the period	-	$0.00	(103,708)	$20.03
Vested during the period	-	$0.00	-	$0.00

Outstanding as at 31 March 2024	8,906,839	$41.93	8,906,839	$41.93

Exercisable as at 31 March 2024	3,615,546	$2.92	3,485,302	$2.97

As at 31 March 2024, the weighted average remaining contractual life of options outstanding is 6.63 years (30 June 2023: 7.57 years). As at 31 March 2024 the exercise prices associated with the options outstanding ranges from $1.53 to $75.00 (30 June 2023: $1.53 to $75.00).
The Company recorded a total of $3,092,000 and $9,397,000 respectively as share based payment expense during the three and nine months ended 31 March 2024 ($3,150,000 and $9,273,000 for three and nine months ended 31 March 2023), based on the vesting schedule of such options.

Reconciliation of outstanding RSUs
Set out below are summaries of RSUs granted under all plans:

Number of RSUs
31 Mar 2024
Outstanding as at 1 July 2023	3,623,867
Granted during the period	3,314,794
Forfeited during the period	(217,760)
Vested during the period	(104,559)

Outstanding as at 31 March 2024	6,616,342

Exercisable as at 31 March 2024	-

As at 31 March 2024, the weighted average remaining contractual life of RSUs outstanding is 3.01 years (30 June 2023: 4.55 years). All RSUs have a nil weighted average exercise price.
The Company recorded a total of $2,725,000 and $8,225,000 respectively as share based payment expense based on the vesting schedule of the granted RSUs during the three and nine months ended 31 March 2024 ($352,000 and $1,000,000 for the three and nine months ended 31 March 2023).